Subsequent Events (Details) - Subsequent event	1 Months Ended
Mar. 31, 2020 $ / shares shares
Subsequent Event [Line Items]
Percentage of common stock authorized to be repurchased	5.00%
Shares repurchased | shares	314,825
Shares repurchased average price | $ / shares	$ 18.17